ho

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3%
	ADVERTISING & MARKETING - 0.2%
1,796	Omnicom Group, Inc.	$ 145,494

	AEROSPACE & DEFENSE - 2.6%
3,321	AAR Corporation(a)	204,574
709	General Dynamics Corporation	160,688
1,486	HEICO Corporation	250,703
1,636	HEICO Corporation, Class A	221,563
2,505	Hexcel Corporation	183,617
5,521	Howmet Aerospace, Inc.	273,124
411	Lockheed Martin Corporation	184,272
1,272	Moog, Inc., Class A	147,756
414	Northrop Grumman Corporation	179,299
2,537	Textron, Inc.	197,150
328	TransDigm Group, Inc.	296,462
1,386	Woodward, Inc.	179,307
		2,478,515
	APPAREL & TEXTILE PRODUCTS - 0.8%
416	Deckers Outdoor Corporation(a)	220,102
1,783	Oxford Industries, Inc.	180,065
1,241	Ralph Lauren Corporation	144,738
3,849	Skechers USA, Inc., Class A(a)	193,643
		738,548
	ASSET MANAGEMENT - 1.1%
563	Ameriprise Financial, Inc.	190,058
2,892	Apollo Global Management, Inc.	252,586
2,091	Ares Management Corporation, Class A	216,293
5,655	Assetmark Financial Holdings, Inc.(a)	163,373
3,827	ODP Corporation (The)(a)	188,748
		1,011,058
	AUTOMOTIVE - 0.6%
4,805	BorgWarner, Inc.	195,803
3,173	Miller Industries, Inc.	126,920
1,807	Modine Manufacturing Company(a)	85,995

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	AUTOMOTIVE - 0.6% (Continued)
976	Visteon Corporation(a)	$ 135,928
		544,646
	BANKING - 1.5%
2,421	American National Bankshares, Inc.	94,903
8,527	Banco Latinoamericano de Comercio Exterior S.A.	201,237
2,625	Bancorp, Inc. (The)(a)	96,364
2,034	Bar Harbor Bankshares	50,525
2,400	City Holding Company	219,264
137	First Citizens BancShares, Inc., Class A	186,375
7,595	Home BancShares, Inc.	168,457
3,607	International Bancshares Corporation	161,521
10,042	New York Community Bancorp, Inc.	123,316
4,087	OFG Bancorp	123,264
		1,425,226
	BEVERAGES - 1.3%
437	Celsius Holdings, Inc.(a)	85,669
205	Coca-Cola Consolidated, Inc.	143,275
737	Constellation Brands, Inc., Class A	192,033
940	MGP Ingredients, Inc.	112,706
4,119	Molson Coors Beverage Company, Class B	261,515
5,234	Monster Beverage Corporation(a)	300,484
6,355	Vita Coco Company, Inc. (The)(a)	179,783
		1,275,465
	BIOTECH & PHARMA - 3.2%
3,077	Akero Therapeutics, Inc.(a)	152,712
6,890	Alkermes plc(a)	201,119
782	Alnylam Pharmaceuticals, Inc.(a)	154,695
718	Amgen, Inc.	184,052
2,579	Amphastar Pharmaceuticals, Inc.(a)	137,486
1,861	ANI Pharmaceuticals, Inc.(a)	119,830
3,051	Arcellx, Inc.(a)	109,348
1,437	Axsome Therapeutics, Inc.(a)	116,110
7,431	Catalyst Pharmaceuticals, Inc.(a)	104,331
5,524	Collegium Pharmaceutical, Inc.(a)	129,372

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	BIOTECH & PHARMA - 3.2% (Continued)
4,846	Corcept Therapeutics, Inc.(a)	$ 158,610
765	Cytokinetics, Inc.(a)	26,729
1,996	Gilead Sciences, Inc.	152,654
3,637	Ideaya Biosciences, Inc.(a)	106,782
8,514	ImmunoGen, Inc.(a)	134,862
1,561	Intra-Cellular Therapies, Inc.(a)	86,667
1,265	Krystal Biotech, Inc.(a)	157,467
4,269	Mirum Pharmaceuticals, Inc.(a)	112,830
3,747	Prestige Consumer Healthcare, Inc.(a)	218,563
273	Regeneron Pharmaceuticals, Inc.(a)	225,631
717	Syndax Pharmaceuticals, Inc.(a)	13,272
693	Vertex Pharmaceuticals, Inc.(a)	241,399
		3,044,521
	CHEMICALS - 2.0%
807	Air Products and Chemicals, Inc.	238,460
1,650	Cabot Corporation	119,559
3,991	Hawkins, Inc.	248,200
3,276	Haynes International, Inc.	159,902
1,394	Innospec, Inc.	149,743
4,490	Koppers Holdings, Inc.	171,922
1,095	Materion Corporation	119,125
487	NewMarket Corporation	228,715
5,603	Orion Engineered Carbons S.A.	126,740
1,825	RPM International, Inc.	182,026
5,944	Valvoline, Inc.	204,711
		1,949,103
	COMMERCIAL SUPPORT SERVICES - 3.6%
2,212	Barrett Business Services, Inc.	211,644
2,613	Casella Waste Systems, Inc., Class A(a)	205,826
3,673	CBIZ, Inc.(a)	206,092
532	Cintas Corporation	268,219
1,148	Clean Harbors, Inc.(a)	194,402
1,052	CorVel Corporation(a)	227,705
1,907	CRA International, Inc.	207,157

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	COMMERCIAL SUPPORT SERVICES - 3.6% (Continued)
5,061	Cross Country Healthcare, Inc.(a)	$ 130,371
6,918	Ennis, Inc.	147,353
896	FTI Consulting, Inc.(a)	166,495
7,062	Hackett Group, Inc. (The)	166,451
4,972	Heritage-Crystal Clean, Inc.(a)	224,237
1,436	Huron Consulting Group, Inc.(a)	143,528
1,535	Republic Services, Inc.	221,240
6,096	Rollins, Inc.	241,220
5,835	SP Plus Corporation(a)	228,558
1,348	Waste Management, Inc.	211,339
		3,401,837
	CONSTRUCTION MATERIALS - 2.0%
3,985	Apogee Enterprises, Inc.	201,083
1,468	Eagle Materials, Inc.	277,922
605	Martin Marietta Materials, Inc.	270,078
8,510	MDU Resources Group, Inc.	173,264
1,834	Owens Corning	263,931
1,561	Simpson Manufacturing Company, Inc.	249,385
4,285	Summit Materials, Inc., Class A(a)	160,302
668	United States Lime & Minerals, Inc.	144,675
928	Vulcan Materials Company	202,536
		1,943,176
	CONSUMER SERVICES - 1.2%
4,787	Adtalem Global Education, Inc.(a)	209,910
323	Graham Holdings Company, Class B	189,385
1,981	Grand Canyon Education, Inc.(a)	232,272
14,376	Laureate Education, Inc., Class A	200,258
4,290	Matthews International Corporation, Class A	180,952
7,148	Perdoceo Education Corporation	118,442
		1,131,219
	CONTAINERS & PACKAGING - 0.8%
7,074	Graphic Packaging Holding Company	157,326
2,737	Greif, Inc., Class A	198,679
1,227	Greif, Inc., Class B	91,448

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	CONTAINERS & PACKAGING - 0.8% (Continued)
8,500	O-I Glass, Inc.(a)	$ 168,810
987	UFP Technologies, Inc.(a)	173,426
		789,689
	DIVERSIFIED INDUSTRIALS - 0.6%
723	Eaton Corporation PLC	166,558
1,826	General Electric Company	209,003
825	Illinois Tool Works, Inc.	204,064
		579,625
	ELECTRIC UTILITIES - 1.8%
2,826	Consolidated Edison, Inc.	251,400
1,854	Constellation Energy Corporation	193,113
3,102	Edison International	213,573
2,447	IDACORP, Inc.	234,519
1,950	Otter Tail Corporation	160,622
12,199	PG&E Corporation(a)	198,844
2,375	Pinnacle West Capital Corporation	183,516
2,730	Unitil Corporation	133,279
6,047	Vistra Corporation	189,997
		1,758,863
	ELECTRICAL EQUIPMENT - 4.7%
1,995	AAON, Inc.	125,805
1,134	Advanced Energy Industries, Inc.	133,891
1,683	AMETEK, Inc.	268,455
2,613	Amphenol Corporation, Class A	230,937
8,375	API Group Corporation(a)	235,756
1,189	Atkore International Group, Inc.(a)	183,070
936	Badger Meter, Inc.	155,451
2,834	Belden, Inc.	266,113
4,223	BWX Technologies, Inc.	311,487
3,059	Carrier Global Corporation	175,740
3,016	Fortive Corporation	237,812
750	Hubbell, Inc.	244,538
474	Lennox International, Inc.	178,608
1,081	Novanta, Inc.(a)	180,505

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	ELECTRICAL EQUIPMENT - 4.7% (Continued)
3,800	nVent Electric PLC	$ 214,852
1,721	OSI Systems, Inc.(a)	234,658
2,261	Otis Worldwide Corporation	193,429
1,123	Powell Industries, Inc.	94,298
730	Rockwell Automation, Inc.	227,818
2,556	SPX Technologies, Inc.(a)	201,975
1,066	Trane Technologies PLC	218,807
3,550	Vertiv Holdings Company	139,835
		4,453,840
	ENGINEERING & CONSTRUCTION - 2.5%
1,931	AECOM	169,445
2,463	Arcosa, Inc.	192,656
1,024	Comfort Systems USA, Inc.	189,000
933	EMCOR Group, Inc.	209,225
5,148	Granite Construction, Inc.	212,561
1,808	IES Holdings, Inc.(a)	135,564
1,258	Installed Building Products, Inc.	182,070
3,200	KBR, Inc.	196,864
1,223	MasTec, Inc.(a)	121,676
1,481	MYR Group, Inc.(a)	210,406
819	Quanta Services, Inc.	171,884
2,945	Sterling Infrastructure, Inc.(a)	243,728
492	TopBuild Corporation(a)	142,719
		2,377,798
	ENTERTAINMENT CONTENT - 0.1%
3,030	Fox Corporation - Class B	92,476

	FOOD - 2.2%
5,743	BellRing Brands, Inc.(a)	238,335
2,989	Cal-Maine Foods, Inc.	142,844
6,637	Hostess Brands, Inc.(a)	189,022
2,963	Ingredion, Inc.	304,922
946	J & J Snack Foods Corporation	153,375
1,550	J M Smucker Company (The)	224,673

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	FOOD - 2.2% (Continued)
1,737	John B Sanfilippo & Son, Inc.	$ 174,308
2,598	Kellogg Company	158,530
4,362	Mondelez International, Inc., A	310,836
2,031	Post Holdings, Inc.(a)	182,201
		2,079,046
	FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
1,265	Boise Cascade Company	138,353
2,514	Louisiana-Pacific Corporation	157,075
3,242	Sylvamo Corporation	135,418
2,025	UFP Industries, Inc.	211,309
		642,155
	GAMING REIT - 0.5%
4,472	Gaming and Leisure Properties, Inc.	211,973
7,734	VICI Properties, Inc.	238,517
		450,490
	GAS & WATER UTILITIES - 0.9%
3,507	Artesian Resources Corporation, Class A	161,883
2,459	Atmos Energy Corporation	285,122
3,672	Consolidated Water Company Ltd.	97,822
1,690	ONE Gas, Inc.	122,474
2,962	SJW Group	194,781
		862,082
	HEALTH CARE FACILITIES & SERVICES - 2.5%
1,863	Acadia Healthcare Company, Inc.(a)	143,637
1,242	AmerisourceBergen Corporation	218,567
2,738	Cardinal Health, Inc.	239,110
474	Chemed Corporation	242,423
11,350	DocGo, Inc.(a)	101,583
431	Elevance Health, Inc.	190,506
2,776	Encompass Health Corporation	197,207
2,012	Ensign Group, Inc. (The)	201,643
610	HCA Healthcare, Inc.	169,153
609	McKesson Corp.	251,102
668	Medpace Holdings, Inc.(a)	180,540

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.5% (Continued)
2,693	Option Care Health, Inc.(a)	$ 93,797
4,663	Patterson Companies, Inc.	140,077
		2,369,345
	HEALTH CARE REIT - 0.3%
8,573	Omega Healthcare Investors, Inc.	272,792

	HOME CONSTRUCTION - 2.5%
4,550	Beazer Homes USA, Inc.(a)	133,361
1,997	DR Horton, Inc.	237,683
2,336	Green Brick Partners, Inc.(a)	115,539
4,797	Griffon Corporation	200,850
2,634	KB Home	133,807
1,251	Lennar Corporation, Class A	148,982
1,421	Lennar Corporation, Class B	151,564
1,451	M/I Homes, Inc.(a)	142,459
1,437	Meritage Homes Corporation	199,800
7,112	PGT Innovations, Inc.(a)	200,487
2,000	PulteGroup, Inc.	164,120
4,620	Taylor Morrison Home Corporation(a)	218,988
1,892	Toll Brothers, Inc.	155,012
7,380	Tri Pointe Homes, Inc.(a)	229,518
		2,432,170
	HOTEL REIT - 0.3%
5,077	Host Hotels & Resorts, Inc.	80,166
2,224	Ryman Hospitality Properties, Inc.	189,107
		269,273
	HOUSEHOLD PRODUCTS - 0.9%
16,264	Coty, Inc., Class A(a)	188,012
822	elf Beauty, Inc.(a)	114,020
781	Inter Parfums, Inc.	109,129
1,562	Kimberly-Clark Corporation	201,232
4,336	Quanex Building Products Corporation	116,985
4,513	Reynolds Consumer Products, Inc.	123,160
		852,538

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 0.8%
1,624	EnPro Industries, Inc.	$ 221,498
2,421	Mueller Industries, Inc.	186,804
858	RBC Bearings, Inc.(a)	197,804
2,113	Timken Company (The)	161,475
		767,581
	INDUSTRIAL SUPPORT SERVICES - 1.8%
1,408	Applied Industrial Technologies, Inc.	217,353
7,356	Core & Main, Inc.(a)	241,572
4,158	DXP Enterprises, Inc.(a)	147,900
2,159	MSC Industrial Direct Company, Inc., Class A	220,348
4,096	Textainer Group Holdings Ltd.	162,324
1,267	Transcat, Inc.(a),	129,183
240	United Rentals, Inc.	114,370
535	Watsco, Inc.	195,034
891	WESCO International, Inc.	144,208
223	WW Grainger, Inc.	159,253
		1,731,545
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
2,044	Cboe Global Markets, Inc.	306,006
2,208	Interactive Brokers Group, Inc., Class A	201,105
3,710	SEI Investments Company	230,243
1,376	StoneX Group, Inc.(a)	129,179
		866,533
	INSURANCE - 5.7%
2,898	Aflac, Inc.	216,104
2,880	American Equity Investment Life Holding Company	154,598
976	American Financial Group, Inc.	113,138
3,524	AMERISAFE, Inc.	182,543
609	Aon PLC, CLASS A	203,035
3,027	Arch Capital Group Ltd.(a)	232,655
924	Arthur J Gallagher & Company	212,964
3,436	Axis Capital Holdings Ltd.	188,499
3,204	Brown & Brown, Inc.	237,416
3,848	Employers Holdings, Inc.	150,957

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	INSURANCE - 5.7% (Continued)
1,915	Globe Life, Inc.	$ 213,657
2,592	Hartford Financial Services Group, Inc. (The)	186,157
407	Kinsale Capital Group, Inc.	162,242
1,635	Marsh & McLennan Companies, Inc.	318,810
270	National Western Life Group, Inc., Class A	122,726
5,171	NMI Holdings, Inc., Class A(a)	147,994
11,198	Old Republic International Corporation	306,265
1,144	Primerica, Inc.	229,898
5,168	Radian Group, Inc.	139,949
1,577	Reinsurance Group of America, Inc.	218,604
654	RenaissanceRe Holdings Ltd.	122,880
1,128	RLI Corporation	148,355
3,911	Ryan Specialty Holdings, Inc., Class A(a)	190,661
1,544	Selective Insurance Group, Inc.	153,180
15,106	SiriusPoint Ltd.(a)	167,072
1,655	Travelers Companies, Inc./The	266,836
8,790	Universal Insurance Holdings, Inc.	111,281
3,597	Unum Group	176,936
2,676	Voya Financial, Inc.	186,464
		5,461,876
	INTERNET MEDIA & SERVICES - 0.3%
6,907	Cars.com, Inc.(a)	129,092
3,462	Yelp, Inc.(a)	148,347
		277,439
	LEISURE FACILITIES & SERVICES - 2.7%
3,281	Atlanta Braves Holdings, Inc.(a)	120,872
3,201	Boyd Gaming Corporation	214,051
560	Churchill Downs, Inc.	70,157
1,688	Darden Restaurants, Inc.	262,500
1,843	Hyatt Hotels Corporation, Class A	207,172
5,090	International Game Technology plc	162,982
1,235	Kura Sushi USA, Inc.(a)	107,902
0(c)	Liberty Media Corp-Liberty Live(a)	10
962	Marriott International, Inc., Class A	195,777

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	LEISURE FACILITIES & SERVICES - 2.7% (Continued)
3,138	MGM Resorts International	$ 138,009
11,970	OneSpaWorld Holdings Ltd.(a)	136,937
1,603	RCI Hospitality Holdings, Inc.	104,644
1,071	Royal Caribbean Cruises Ltd.(a)	105,965
2,110	St Joe Company (The)	130,271
3,635	Target Hospitality Corporation(a)	57,797
1,942	Texas Roadhouse, Inc.	202,162
624	Wingstop, Inc.	100,239
2,305	Yum! Brands, Inc.	298,220
		2,615,667
	LEISURE PRODUCTS - 0.3%
3,541	Acushnet Holdings Corporation	207,325
536	Axon Enterprise, Inc.(a)	114,120
		321,445
	MACHINERY - 4.6%
1,044	AGCO Corporation	135,229
827	Alamo Group, Inc.	141,955
4,715	Cadre Holdings, Inc.	124,570
433	Caterpillar, Inc.	121,729
1,037	CSW Industrials, Inc.	186,276
980	Curtiss-Wright Corporation	203,830
518	Deere & Company	212,867
8,059	Energy Recovery, Inc.(a)	219,044
1,736	Esab Corporation	125,287
3,402	Federal Signal Corporation	207,352
1,546	Franklin Electric Company, Inc.	149,514
3,587	Graco, Inc.	283,159
3,956	Hillenbrand, Inc.	191,629
1,096	IDEX Corporation	248,134
3,446	Ingersoll Rand, Inc.	239,876
1,342	Lincoln Electric Holdings, Inc.	258,281
1,297	MSA Safety, Inc.	236,936
397	Parker-Hannifin Corporation	165,509
791	Snap-on, Inc.	212,463

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	MACHINERY - 4.6% (Continued)
1,070	Standex International Corporation	$ 164,384
2,096	Tennant Company	172,773
2,547	Terex Corporation	154,374
2,123	Toro Company (The)	217,225
		4,372,396
	MEDICAL EQUIPMENT & DEVICES - 1.3%
7,162	Alphatec Holdings, Inc.(a)	117,099
813	Becton Dickinson and Company	227,193
5,235	Boston Scientific Corporation(a)	282,377
1,987	Hologic, Inc.(a)	148,508
3,420	LeMaitre Vascular, Inc.	197,710
3,237	RxSight, Inc.(a)	93,905
755	Stryker Corporation	214,080
		1,280,872
	METALS & MINING - 1.0%
618	Alpha Metallurgical Resources, Inc.	125,355
3,310	A-Mark Precious Metals, Inc.	112,937
584	Arch Resources, Inc.	76,270
1,743	CONSOL Energy, Inc.	149,968
918	Encore Wire Corporation	151,296
1,136	Novagold Resources, Inc.(a)	4,680
2,617	Southern Copper Corporation	211,087
1,996	Warrior Met Coal, Inc.	78,962
		910,555
	MORTGAGE FINANCE - 0.7%
7,490	Arbor Realty Trust, Inc.	119,540
13,860	Franklin BSP Realty Trust, Inc.	195,980
14,330	Ladder Capital Corporation	157,057
18,592	Rithm Capital Corporation	191,684
		664,261
	OIL & GAS PRODUCERS - 5.6%
17,180	Antero Midstream Corporation	208,222
2,013	APA Corporation	88,250
2,795	California Resources Corporation	156,073

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	OIL & GAS PRODUCERS - 5.6% (Continued)
667	Cheniere Energy, Inc.	$ 108,854
1,404	Chesapeake Energy Corporation	123,847
850	Chord Energy Corporation	137,275
1,511	Civitas Resources, Inc.	124,234
1,109	ConocoPhillips	132,004
3,427	Coterra Energy, Inc.	96,607
2,715	CVR Energy, Inc.	88,781
3,367	Delek US Holdings, Inc.	86,700
1,306	Denbury, Inc.(a)	119,603
1,700	Devon Energy Corporation	86,853
612	Diamondback Energy, Inc.	92,889
3,470	DT Midstream, Inc.	181,446
4,272	Earthstone Energy, Inc., Class A(a)	87,063
811	EOG Resources, Inc.	104,311
9,829	Equitrans Midstream Corporation	94,358
4,005	Excelerate Energy, Inc., Class A	74,493
1,471	Gulfport Energy Corporation(a)	173,578
810	Hess Corporation	125,145
8,155	Kinder Morgan, Inc.	140,429
1,633	Laredo Petroleum, Inc.(a)	98,454
3,527	Magnolia Oil & Gas Corporation, Class A	80,416
3,819	Marathon Oil Corporation	100,631
1,694	Marathon Petroleum Corporation	241,853
1,472	Matador Resources Company	93,472
2,358	Murphy Oil Corporation	107,053
439	Murphy USA, Inc.	139,444
3,107	Northern Oil and Gas, Inc.	129,966
1,322	Occidental Petroleum Corporation	83,008
2,969	ONEOK, Inc.	193,579
1,697	Ovintiv, Inc.	79,691
5,325	Par Pacific Holdings, Inc.(a)	182,914
2,656	PBF Energy, Inc., Class A	124,540
11,595	Permian Resources Corporation	164,417
1,541	Phillips 66	175,921

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	OIL & GAS PRODUCERS - 5.6% (Continued)
375	Pioneer Natural Resources Company	$ 89,224
2,851	Range Resources Corporation	92,315
2,156	Targa Resources Corporation	185,955
1,100	Valero Energy Corporation	142,890
6,139	Williams Companies, Inc. (The)	211,980
		5,348,738
	OIL & GAS SERVICES & EQUIPMENT - 2.0%
13,553	Archrock, Inc.	173,343
15,547	Borr Drilling Ltd.(a)	108,674
4,303	ChampionX Corporation	155,295
5,435	Diamond Offshore Drilling, Inc.(a)	80,818
3,233	Halliburton Company	124,858
10,769	Helix Energy Solutions Group, Inc.(a)	109,198
1,747	Helmerich & Payne, Inc.	69,863
3,762	Noble Corp plc	198,408
6,666	Oceaneering International, Inc.(a)	151,918
4,950	Patterson-UTI Energy, Inc.	69,993
1,970	Schlumberger Ltd	116,151
7,965	Thermon Group Holdings, Inc.(a)	218,878
1,495	Tidewater, Inc.(a)	97,220
2,175	Valaris Ltd.(a)	163,821
1,245	Weatherford International plc(a)	110,207
		1,948,645
	PUBLISHING & BROADCASTING - 0.4%
1,890	Liberty Media Corp-Liberty Formula One(a)	130,013
2,045	Liberty Media Corp-Liberty Formula One(a)	124,029
1,689	World Wrestling Entertainment, Inc., Class A	163,072
		417,114
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
2,004	McGrath RentCorporation	202,604

	RENEWABLE ENERGY - 0.5%
2,039	EnerSys	214,054
576	First Solar, Inc.(a)	108,933

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	RENEWABLE ENERGY - 0.5% (Continued)
1,672	Green Plains, Inc.(a)	$ 51,899
2,388	REX American Resources Corporation(a)	94,302
		469,188
	RETAIL - CONSUMER STAPLES - 0.8%
2,655	BJ's Wholesale Club Holdings, Inc.(a)	178,920
1,138	Casey's General Stores, Inc.	278,139
1,794	Ingles Markets, Inc., Class A	140,165
3,423	Sprouts Farmers Market, Inc.(a)	139,624
		736,848
	RETAIL - DISCRETIONARY - 3.1%
2,133	Abercrombie & Fitch Company, Class A(a)	114,649
2,574	Academy Sports & Outdoors, Inc.	140,463
715	Asbury Automotive Group, Inc.(a)	164,450
786	AutoNation, Inc.(a)	123,473
2,605	Beacon Roofing Supply, Inc.(a)	208,009
889	Builders FirstSource, Inc.(a)	128,941
3,863	Caleres, Inc.	110,752
5,106	Ethan Allen Interiors, Inc.	160,226
903	Genuine Parts Company	138,818
2,626	GMS, Inc.(a)	182,087
805	Group 1 Automotive, Inc.	212,858
274	O'Reilly Automotive, Inc.(a)	257,479
891	Penske Automotive Group, Inc.	146,391
4,739	Rush Enterprises, Inc., Class A	196,221
3,728	Rush Enterprises, Inc., Class B	171,353
2,359	TJX Companies, Inc. (The)	218,160
788	Tractor Supply Company	172,178
423	Winmark Corporation	160,964
		3,007,472
	RETAIL REIT - 1.1%
9,422	Four Corners Property Trust, Inc.	237,058
8,034	Getty Realty Corporation	241,181
8,204	Kite Realty Group Trust	185,164
4,437	Phillips Edison & Company, Inc.	150,237

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	RETAIL REIT - 1.1% (Continued)
10,789	Tanger Factory Outlet Centers, Inc.	$ 250,843
		1,064,483
	SEMICONDUCTORS - 2.4%
3,579	Allegro MicroSystems, Inc.(a)	136,897
4,455	Amkor Technology, Inc.	124,562
847	Analog Devices, Inc.	153,968
596	Axcelis Technologies, Inc.(a)	114,521
4,014	CTS Corporation	179,225
357	KLA Corporation	179,168
182	Lam Research Corporation	127,837
1,417	Lattice Semiconductor Corporation(a)	137,817
1,602	MACOM Technology Solutions Holdings, Inc.(a)	135,465
1,846	Microchip Technology, Inc.	151,077
240	Monolithic Power Systems, Inc.	125,090
1,359	ON Semiconductor Corporation(a)	133,807
843	Onto Innovation, Inc.(a)	117,160
7,095	Photronics, Inc.(a)	168,577
2,046	Rambus, Inc.(a)	115,538
8,346	Vishay Intertechnology, Inc.	229,014
		2,329,723
	SOFTWARE - 2.4%
1,127	Agilysys, Inc.(a)	79,504
979	Appfolio, Inc., Class A(a)	188,722
3,354	Box, Inc., Class A(a)	88,814
554	Cadence Design Systems, Inc.(a)	133,204
6,845	Instructure Holdings, Inc.(a)	177,354
1,368	Manhattan Associates, Inc.(a)	277,184
948	Palo Alto Networks, Inc.(a)	230,648
2,064	PDF Solutions, Inc.(a)	75,006
4,206	Progress Software Corporation	255,893
1,064	SPS Commerce, Inc.(a)	198,042
525	Synopsys, Inc.(a)	240,917
13,302	Verra Mobility Corporation(a)	236,643

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	SOFTWARE - 2.4% (Continued)
876	VMware, Inc., Class A(a)	$ 147,851
		2,329,782
	SPECIALTY FINANCE - 2.3%
8,499	Enact Holdings, Inc.	243,581
2,497	Enova International, Inc.(a)	125,974
4,205	Essent Group Ltd.	211,175
1,628	Federal Agricultural Mortgage Corporation, Class C	274,025
2,166	FirstCash Holdings, Inc.	193,467
1,959	GATX Corporation	231,436
10,212	MGIC Investment Corporation	179,527
4,524	Mr. Cooper Group, Inc.(a)	256,330
3,047	Nelnet, Inc., Class A	279,868
2,233	PennyMac Financial Services, Inc.	160,262
		2,155,645
	SPECIALTY REIT - 0.2%
3,131	Iron Mountain, Inc.	198,944

	STEEL - 1.1%
3,035	ATI, Inc.(a)	137,577
2,749	Carpenter Technology Corporation	172,170
1,566	Commercial Metals Company	88,150
913	Nucor Corporation	157,127
613	Reliance Steel & Aluminum Company	174,680
867	Steel Dynamics, Inc.	92,414
2,797	Worthington Industries, Inc.	210,530
		1,032,648
	TECHNOLOGY HARDWARE - 2.6%
10,058	A10 Networks, Inc.	149,764
971	Arista Networks, Inc.(a)	189,568
1,813	Arrow Electronics, Inc.(a)	241,909
2,924	Avnet, Inc.	148,393
4,105	Crane NXT Company	243,672
5,847	Extreme Networks, Inc.(a)	160,500
628	Fabrinet(a)	100,964

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	TECHNOLOGY HARDWARE - 2.6% (Continued)
12,026	Hewlett Packard Enterprise Company	$ 204,322
2,301	InterDigital, Inc.	199,520
1,536	Jabil, Inc.	175,749
860	Motorola Solutions, Inc.	243,869
5,618	Pure Storage, Inc., Class A(a)	205,563
2,110	Sanmina Corporation(a)	117,527
445	Super Micro Computer, Inc.(a)	122,411
		2,503,731
	TECHNOLOGY SERVICES - 3.3%
2,103	Amdocs Ltd.	187,588
578	Automatic Data Processing, Inc.	147,165
2,570	Booz Allen Hamilton Holding Corporation	291,207
1,241	Broadridge Financial Solutions, Inc.	231,087
937	CACI International, Inc., Class A(a)	307,345
3,765	ExlService Holdings, Inc.(a)	110,051
273	Fair Isaac Corporation(a)	246,953
584	Gartner, Inc.(a)	204,213
1,235	ICF International, Inc.	166,799
1,719	Insight Enterprises, Inc.(a)	275,195
1,389	International Business Machines Corporation	203,947
2,780	Parsons Corporation(a)	158,516
2,531	Science Applications International Corporation	297,797
1,338	Verisk Analytics, Inc.	324,090
		3,151,953
	TELECOMMUNICATIONS - 0.1%
2,382	Iridium Communications, Inc.	116,599

	TRANSPORTATION & LOGISTICS - 3.3%
5,039	Ardmore Shipping Corporation	62,685
2,084	Covenant Logistics Group, Inc.	102,470
6,912	Dorian, L.P.G Ltd.	178,330
4,435	FLEX LNG Ltd.	134,292
4,278	Golar LNG Ltd.	94,544
2,249	Hub Group, Inc., Class A(a)	175,512

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	TRANSPORTATION & LOGISTICS - 3.3% (Continued)
2,328	International Seaways, Inc.	$ 100,034
2,326	Kirby Corporation(a)	192,663
2,525	Knight-Swift Transportation Holdings, Inc.	138,421
990	Landstar System, Inc.	187,912
6,689	Marten Transport Ltd.	140,469
457	Old Dominion Freight Line, Inc.	195,308
1,896	Ryder System, Inc.	190,927
275	Saia, Inc.(a)	117,205
7,628	Schneider National, Inc., Class B	220,525
2,985	Scorpio Tankers, Inc.	150,772
18,945	SFL Corp Ltd.	214,079
3,949	Teekay Tankers Ltd., Class A	160,645
3,825	Werner Enterprises, Inc.	159,158
2,641	XPO Logistics, Inc.(a)	197,098
		3,113,049
	TRANSPORTATION EQUIPMENT - 0.8%
3,085	Allison Transmission Holdings, Inc.	186,488
656	Cummins, Inc.	150,906
1,985	PACCAR, Inc.	163,346
3,810	Wabash National Corporation	85,916
1,776	Westinghouse Air Brake Technologies Corporation	199,835
		786,491
	WHOLESALE - CONSUMER STAPLES - 0.8%
2,283	Archer-Daniels-Midland Company	181,042
2,506	Performance Food Group Company(a)	155,698
2,048	Sysco Corporation	142,643
6,407	US Foods Holding Corporation(a)	259,035
		738,418

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares					Fair Value
	COMMON STOCKS — 95.3% (Continued)
	WHOLESALE - DISCRETIONARY - 0.8%
6,124	Copart, Inc.(a)				$ 274,540
1,700	ePlus, Inc.(a)				112,846
4,312	LKQ Corporation				226,509
2,602	PC Connection, Inc.				138,218
					752,113

	TOTAL COMMON STOCKS (Cost $84,907,238)				91,045,348

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 0.0%(b)
	REAL ESTATE OWNERS & DEVELOPERS — 0.0%(b)
313	Brookfield Property Preferred, L.P. (Cost $4,758)		6.2500	7/26/2081	4,902

Shares		Expiration Date	Exercise Price		Fair Value
	RIGHT — 0.0%(b)
	BIOTECH & PHARMA - 0.0% (b)
2,093	Novartis A.G. (Cost $0)	12/31/2029	$4		–

	TOTAL INVESTMENTS - 95.3% (Cost $84,911,996)				$ 91,050,250
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%				4,508,155
	NET ASSETS - 100.0%				$ 95,558,405

LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Less than 1 Share.